Equity - Additional Information (Details) € in Millions		12 Months Ended
	Jan. 27, 2022 shares	Dec. 31, 2024 shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 shares
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RSU vesting (in shares)		5,468,938	826,625	2,094,504
Share buy-back during the year (in shares)	24,993,271	0	775,501	24,993,271
Proceeds from sale or issue of treasury shares | €			€ 2.6
Knuttson Ltd
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Percentage of significant influence acquired over the group		45.26%	46.09%
Chivers Ltd
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Percentage of significant influence acquired over the group		19.45%	19.66%